Unaudited interim consolidated statements of comprehensive income / (loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Unaudited interim consolidated statements of comprehensive income / (loss)
Revenues	€ 9,707	€ 2,934	€ 21,366	€ 8,069
Other income - net	332	85	479	28
Research and development expenses	(21,800)	(11,697)	(33,205)	(23,146)
General and administrative expenses	(5,439)	(2,606)	(9,925)	(6,131)
Operating loss	(17,200)	(11,284)	(21,285)	(21,180)
Finance income / (costs) - net	(1,552)	(954)	3,947	653
Loss before tax	(18,752)	(12,238)	(17,338)	(20,527)
Income taxes	0	0	(2)	0
Loss for the period	(18,752)	(12,238)	(17,340)	(20,527)
Other comprehensive income / (loss) Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(4,097)	(71)	(5,349)	10
Other comprehensive income / (loss)	(4,097)	(71)	(5,349)	10
Total comprehensive income / (loss)	€ (22,849)	€ (12,309)	€ (22,689)	€ (20,517)
Earnings / (loss) per share in per share (undiluted = diluted)	€ (0.16)	€ (0.16)	€ (0.15)	€ (0.26)
Weighted number of common shares outstanding	119,645,207	79,189,686	117,924,831	77,719,793